Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,327,250)	$ (1,822,518)	$ (7,300,458)	$ (3,595,132)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	1,458	5,723	15,827	23,784
Gain on sale of property and equipment	(2,000)	0	(15,437)	0
Share-based expense	243,089	383,850	1,351,873	1,784,129
Warrant-based expense for services	(26,576)	4,917	10,206	(126,316)
Vendor share-based payments	17,427	17,427	69,708	135,280
Changes in operating assets and liabilities:
Accounts receivable			0	3,000,000
Prepaid expenses and other assets	(536,698)	(51,888)	(251,798)	280,633
Accounts payable, accrued expenses and other liabilities	376,028	(204,314)	(343,878)	(8,183)
Net cash (used in) provided by operating activities	(1,254,522)	(1,666,803)	(6,463,957)	1,494,195
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	2,000	0	0	(9,264)
Proceeds from sales of property and equipment			22,500	0
Net cash provided by (used in) investing activities	2,000	0	22,500	(9,264)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock and warrants	2,699,050	0
Proceeds from exercise of warrants			1,480,000	0
Net cash provided by financing activities	2,699,050	0	1,480,000	0
Net change in cash and restricted cash	1,446,528	(1,666,803)	(4,961,457)	1,484,931
Cash and restricted cash at beginning of period	638,115	5,599,572	5,599,572	4,114,641
Cash and restricted cash at end of period	2,084,643	3,932,769	638,115	5,599,572
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	8	671	599	1,932
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of Series B preferred stock to common stock			316	185
Reclassification of common shares issuable to accounts payable			0	65,977
Issuance of common stock for promissory note converted in 2016			$ 0	$ 125
Right of use asset acquired in exchange for lease liability	$ 43,330	$ 0